Equity-accounted investees - Contributions (Details) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 04, 2022
Details Of Investments Accounted For Using Equity Method [Line Items]
Current assets, including cash and cash equivalents		€ 449,068	€ 402,195
Non-current assets		1,798,282	986,866
Deferred tax liabilities		(21,315)	(26,048)
Carrying amount of investment in associate			33,888
Revenue (100%)		(877,621)	(730,188)	€ (561,202)
Sportradar's share of loss from operations (49%)		€ (3,699)	(4,082)	€ (1,485)
SportTech
Details Of Investments Accounted For Using Equity Method [Line Items]
Current assets, including cash and cash equivalents			13,314		€ 17,247
Non-current assets			1,970		1,925
Brand names			11,945		12,649
Goodwill			40,379		41,323
Technology			7,760		8,591
Liabilities			(3,351)		(1,363)
Deferred tax liabilities			(2,858)		(3,080)
Net assets (100%)			69,159		77,292
Sportradar's share net assets (49%)			33,888		37,873
Carrying amount of investment in associate	€ 30,189		33,888		€ 37,873
Revenue (100%)	1,215		1,514
Loss from operations (100%)	(7,549)		(8,133)
Sportradar's share of loss from operations (49%)	€ (3,699)		€ 3,985